American Funds Global Balanced Fund One Market, Steuart Tower Suite 2000 San Francisco, California 94105 Phone (213) 486 9200 Fax (213) 486 9455 Email mws@capgroup.com Michael W. Stockton Secretary

September 2, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Funds Global Balanced Fund
File Nos. 333-170605 and 811-22496

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on August 28, 2014 of the Registrant’s Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

Michael W. Stockton